COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	May 26, 2015	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Underwriters Discount Percentage			6.00%
Underwriters Deferred Discount Amount			$ 6,037,500
Payments To Underwriters In Cash			$ 4,312,500
Deferred Long-term Liability Charges	$ 19,300,000
Proceeds from Insurance Settlement, Investing Activities	19,300,000	$ 24,000,000			$ 6,100,000				$ 4,700,000
Payments For Insurance Settlement Cost	600,000
Proceeds From Insurance Settlement Used For Repayment OF Debt	18,700,000
Repayments of Lines of Credit	14,100,000	$ 2,500,000		$ 6,500,000
Repayment of Line Of Credit Interest	$ 4,600,000
Guarantor Obligations, Current Carrying Value					19,700,000		$ 15,300,000			$ 11,300,000
Oracle Litigation [Member]
Commitments And Contingencies [Line Items]
Litigation Settlement, Expense						$ 2,700,000	21,400,000	$ 100,000,000
GP Investments Acquisition Corp [Member]
Commitments And Contingencies [Line Items]
Contingent Transaction Fee Amount					3,993,000					3,993,000
Underwriters Discount Percentage			6.00%
Underwriters Deferred Discount Amount			$ 6,037,500
Payments To Underwriters In Cash			$ 4,312,500
Deferred Long-term Liability Charges					6,037,500		$ 6,037,500			$ 6,037,500
Underwriters Deferred For Services Cash Settled Amount					$ 4,429,306
Maximum [Member]
Commitments And Contingencies [Line Items]
Underwriters Discount Percentage			3.50%
Maximum [Member] | GP Investments Acquisition Corp [Member]
Commitments And Contingencies [Line Items]
Underwriters Discount Percentage			3.50%
Minimum [Member]
Commitments And Contingencies [Line Items]
Underwriters Discount Percentage			2.50%
Minimum [Member] | GP Investments Acquisition Corp [Member]
Commitments And Contingencies [Line Items]
Underwriters Discount Percentage			2.50%